RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Lease liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Presentation of leases for lessee [abstract]
Balance at January 1, 2021	$ 917
Additions	460
Repayments	(102)
Interest expense	33
Balance at June 30, 2021	$ 1,308